Investment Strategy	Jul. 29, 2026
Obra Opportunistic Structured Products ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in securitized asset instruments, which are also referred to as “structured products.” Structured products are pre-packaged investments that normally include assets linked to interest or one or more derivatives, which may use leverage. The universe of structured products in the market include, but are not limited to, asset-backed securities (ABS), including private and multi-class structures, pass-through certificates, other instruments secured by financial, physical, and/or intangible assets (i.e., receivables or pools of receivables), tranches of collateralized debt obligations (CDOs), collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities (MBS), such as commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).

The Advisor selects securities for the Fund’s portfolio based primarily on the Advisor’s assessment of opportunity, which the Advisor defines as a potential set of returns that is more attractive than other assets that have similar risk profiles. The Advisor seeks to select securities that have the most attractive opportunity propositions while taking into consideration the Fund’s overall risk exposure, diversification within those risk categories, as well as the overall portfolio return.

To assess the opportunity, the Advisor performs a detailed fundamental analysis of underlying risks, quantitative analysis associated with market and other variables, and structural analysis to understand how the potential portfolio security will respond to different underlying market environments. The Advisor also uses a combination of top-down macroeconomic analysis combined with bottom-up fundamental analysis of individual securities. In the top-down analysis, the Advisor constructs views on market structure, geo-political events, economic data, policy action, and other market trends. In its bottom-up analysis, the Advisor constructs views on the financial health of individual issuers. Such bottom-up analysis focuses on the Advisor’s analysis of the structured product’s underlying assets’ risk of default and risk of being downgraded; analyzing the industry diversification and concentration of the underlying assets; and analyzing the deal structure and documentation of the structured product. This analysis is done in an effort for the Advisor to determine how the structured product may perform during adverse market conditions and help minimize the risk associated with an individual issuer including the competence of the deal manager.  The Advisor will also consider factors such as the absolute and relative return expectations of a given investment. The Advisor may use both proprietary and third-party quantitative tools (i.e., databases, data visualization, data reporting, models, portfolio asset allocation, and risk assessments) to support analysis and help make investment decisions.

Using this opportunity-oriented approach, the Advisor may select from a broad range of assets categorized as structured products as described above. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in structured products. The Fund is a “go-anywhere” fund within structured products, which means it may invest in any type of structured product at any time depending on where the Advisor’s opportunity-oriented approach suggest would be best at a given time. The Fund does not expect to focus on any particular underlying asset category, tranche of investments, or credit rating of investments.

Agency MBS are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

Using the same opportunity-oriented approach, in addition to structured products, the Fund has the flexibility to invest in a broad range of issuers and segments of the debt security markets as a whole with up to 20% of the Fund’s assets.  Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund may invest in securities of issuers in any market sector, industry or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked debt securities.

The Fund has no limit as to the maturity, duration, or credit quality (including “junk”) of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s Advisor. Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. In general, the higher the duration, the more a fixed income security’s price will drop as interest rates rise. The Fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund also may hold cash or other short-term investments.

The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or differences in the yield associated with asset categories. The Fund will be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in structured products.
Obra High Grade Structured Products ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high grade (investment grade) securitized asset instruments, which are also referred to as “structured products.” Structured products are pre-packaged investments that normally include assets linked to interest or one or more derivatives, which may use leverage. The universe of structured products in the market include, but are not limited to, asset-backed securities (ABS), including private and multi-class structures, pass-through certificates, other instruments secured by financial, physical, and/or intangible assets (i.e., receivables or pools of receivables), tranches of collateralized debt obligations (CDOs), collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities (MBS), such as commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS).

The Advisor selects securities for the Fund’s portfolio based primarily on the Advisor’s assessment of opportunity, which the Advisor defines as a potential set of returns that is more attractive than other assets that have similar risk profiles. The Advisor seeks to select securities that have the most attractive opportunity propositions while taking into consideration the Fund’s overall risk exposure, diversification within those risk categories, as well as the overall portfolio return.

To assess opportunity, the Advisor performs a detailed fundamental analysis of underlying risks, quantitative analysis associated with market and other variables, and structural analysis to understand how the potential portfolio security will respond to different underlying market environments. The Advisor also uses a combination of top-down macroeconomic analysis combined with bottom-up fundamental analysis of individual securities. In the top-down analysis, the Advisor constructs views on market structure, geo-political events, economic data, policy action, and other market trends. In its bottom-up analysis, the Advisor constructs views on the financial health of individual issuers. Such bottom-up analysis focuses on the Advisor’s analysis of the structured product’s underlying assets’ risk of default and risk of being downgraded; analyzing the industry diversification and concentration of the underlying assets; and analyzing the deal structure and documentation of the structured product. This analysis is done in an effort for the Advisor to determine how the structured product may perform during adverse market conditions and help minimize the risk associated with an individual issuer including the competence of the deal manager. The Advisor will also consider factors such as the absolute and relative return expectations of a given investment. The Advisor may use both proprietary and third-party quantitative tools (i.e., databases, data visualization, data reporting, models, portfolio asset allocation, and risk assessments) to support analysis and help make investment decisions.

Using this opportunity-oriented approach, the Advisor may select from a broad range of assets categorized as structured products, as described above. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in high grade structured products. The Advisor defines high grade as investment grade securities, which are securities with a rating by nationally recognized statistical rating organizations (“NRSROs”) of Baa3/BBB- or better.

The Fund is a “go-anywhere” fund within structured products, which means it may invest in any type of structured product at any time depending on where the Advisor’s approach suggest would be best at a given time. The Fund does not expect to focus on any particular underlying asset category or tranche of investments.

Agency MBS are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

Using the same opportunity-oriented approach, in addition to high grade structured products, the Fund has the flexibility to invest in a broad range of issuers and segments of the debt security markets as a whole with up to 20% of the Fund’s assets.  Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), floating rate loans and other floating rate securities, subordinated debt securities, preferred securities, insurance-linked securities, certificates of deposit, money market securities, funds that invest primarily in debt securities, and cash, cash equivalents and other short term holdings. The Fund may invest in securities of issuers in any market sector, industry or market capitalization range. The Fund may also invest in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked debt securities.

The Fund has no limit as to the maturity or duration of the securities in which it invests and maintains an average portfolio duration that varies based upon the judgment of the Fund’s Advisor. Duration measures the sensitivity of a fixed income security’s price to changes in interest rates. In general, the higher the duration, the more a fixed income security’s price will drop as interest rates rise. While the Fund focuses on high grade securities, the Fund may also invest in below investment grade securities (including “junk”).  The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund also may hold cash or other short-term investments.

The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or differences in the yield associated with asset categories. The Fund will be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in high grade structured products.
Obra Defensive High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high yield corporate bonds (or “junk bonds”).

The Advisor uses a bottom-up, value-driven process to select securities for the Fund’s portfolio. The Advisor starts with larger companies (typically companies with $50 million or more in cash flow) within the higher rated portion (rated B3/B or better) of the high yield bond market. The Advisor assesses the potential for improving or deteriorating credit situations for these companies using a proprietary rating system to quantify credit risk through default risk and loan recovery rankings, the Advisor assigns a KDP Default Risk Rating (“DRR”), which is a proprietary risk rating assigned by the Advisor, to each company. The Advisor also reviews other credit considerations for the companies including: the quality of cash flow and competitive positions; critical covenants including restricted payments, anti-layering, leverage, merger, and consolidation tests; and other key factors regarding the company such as management, financial flexibility, asset valuation, coverage of debt, accounting, and industry exposure. To review these factors, the Advisor reviews a company’s and its competitors’ audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The Advisor will purchase a security when it meets the criteria listed above and the Advisor determines that the security has an expected return that is higher for the assessed risk relative to other securities with lower expected returns for their assessed risk. The Advisor will sell a security when it no longer meets the criteria and/or the Advisor deems the relative value of the security to no longer be attractive.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. dollar denominated, high yield corporate bonds. High yield corporate bonds are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by Standard & Poor’s Corporation (“S&P”). Bond obligations rated Baa by Moody’s are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. The Fund may invest up to 10% of its net assets in government securities or corporate bonds that are rated Baa3 or above by Moody’s or BBB- or above by S&P.

The securities selected for the Fund’s portfolio will have a DRR. The DRR is intended to measure the probability that the issuer will default on its obligations over a five-year period. The DRR is determined by evaluating the issuer’s potential for generating cash flow, its financial strength and overall liquidity, the strength of its products and business plan, and the prospects for overall growth of the industry in which the company operates. To evaluate these factors, the Advisor reviews a company’s audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The securities in the Fund’s portfolio will generally have a DRR of 3/5 or better (equivalent to B3 or better by Moody’s or B- or better by S&P) at the time of purchase. However, the Advisor may select securities that do not have a DRR provided that the company’s leverage, interest coverage, cash flow, and debt maturity schedule derived from audited financial statements and presentations are well within the range of metrics that would, in the Advisor’s judgement, meet the criteria of a credit typically assigned a KDP Default Risk Ranking of 3/5 or better and a formal DRR is assigned within six months. The Fund may invest up to 10% of its net assets in unrated securities or securities rated Caa1 or below by Moody’s or CCC+ or below by S&P if the equivalent ratings derived from the DRRs are at least B3 by Moody’s or B- by S&P. The Fund may continue to hold securities that have been downgraded to ratings or equivalent ratings that would make them ineligible for purchase.

The Fund’s portfolio will maintain a weighted average rating of at least B2 by Moody’s or B by S&P. The investments in any one issuer are not expected to exceed 1.5% of the Fund’s assets at the time of purchase. The Advisor does not expect the holdings of any one industry, as determined by the ICE BofA HY Index industry classifications, to exceed 15% of the Fund’s total assets as determined at the time of purchase.

The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or relative value. The Fund may be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

From time to time the Fund may focus its investments in one or more particular sectors. As of March 31, 2026, the Fund focused its investments in the consumer discretionary sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. dollar denominated, high yield corporate bonds.